2019 QUARTERLY REPORT
LifePoints
®
Funds
July 31, 2019
FUND SHARE CLASS
Conservative Strategy Fund
A, C, E, R1, R4, R5, S
Moderate Strategy Fund
A, C, E, R1, R4, R5, S
Balanced Strategy Fund
A, C, E, R1, R4, R5, S
Growth Strategy Fund
A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, E, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 5 of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
July 31, 2019 (Unaudited)
Table of Contents

Russell Investment Company – Lifepoints
®
Funds.
Copyright © Russell Investments 2019. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.7%
Alternative - 5.6%
Commodity Strategies Fund Class Y 1,190,023 6,165
Global Infrastructure Fund Class Y 287,669 3,179
Global Real Estate Securities Fund Class Y 56,475 1,944
11,288
Domestic Equities - 3.3%
Multifactor U.S. Equity Fund Class Y 306,184 3,974
Sustainable Equity Fund Class Y 3,291 175
U.S. Dynamic Equity Fund Class Y 344,170 2,475
6,624
Fixed Income - 58.7%
Investment Grade Bond Fund Class Y 797,310 17,389
Opportunistic Credit Fund Class Y 212,633 2,041
Short Duration Bond Fund Class Y 2,392,102 46,143
Strategic Bond Fund Class Y 3,244,947 35,629
Unconstrained Total Return Fund Class Y 1,641,794 16,369
117,571
International Equities - 3.8%
Emerging Markets Fund Class Y 209,564 3,863
Multifactor International Equity Fund Class Y 415,620 3,844
7,707
Multi-Asset - 26.3%
Multi-Strategy Income Fund Class Y 5,296,645 52,755
Total Investments in Affiliated Funds
(cost $186,001) 195,945
Short-Term Investments - 0.3%
U.S. Cash Management Fund(@) 529,555 (∞)
530
Total Short-Term Investments
(cost $530) 530
Total Investments 98.0%
(identified cost $186,531) 196,475
Other Assets and Liabilities, Net - 2.0%
4,014
Net Assets - 100.0%
200,489

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 1 EUR 114 08/19
—
CAC40 Euro Index Futures 13 EUR 717 08/19
(12)
DAX Index Futures 1 EUR 305 09/19
(2)
Dow Jones U.S. Real Estate Index Futures 33 USD 1,161 09/19
2
Euro STOXX 50 Index Futures 12 EUR 415 09/19
13
FTSE 100 Index Futures 3 GBP 226 09/19
9
FTSE/MIB Index Futures 1 EUR 107 09/19
4
IBEX 35 Index Futures 2 EUR 180 08/19
(8)
MSCI EAFE Index Futures 4 USD 377 09/19
3
OMXS30 Index Futures 9 SEK 1,440 08/19
(3)
Russell 1000 E-Mini Index Futures 7 USD 579 09/19
19
S&P 400 E-Mini Index Futures 3 USD 590 09/19
16
S&P 500 E-Mini Index Futures 20 USD 2,982 09/19
89
Short Positions
Hang Seng Index Futures 1 HKD 1,388 08/19
4
MSCI Emerging Markets Index Futures 1 USD 51 09/19
(1)
MSCI Singapore Index Futures 2 SGD 75 08/19
1
NASDAQ 100 E-Mini Index Futures 12 USD 1,888 09/19
(87)
Russell 2000 E-Mini Index Futures 10 USD 788 09/19
(24)
SPI 200 Index Futures 3 AUD 506 09/19
(15)
TOPIX Index Futures 10 JPY 156,601 09/19
(9)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
(1)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 575 CAD 749 08/22/19 (7)
Bank of Montreal AUD 350 USD 243 09/18/19 4
Bank of Montreal CAD 298 USD 225 09/18/19 (1)
Bank of Montreal CHF 199 USD 202 09/18/19 1
Bank of Montreal EUR 1,011 USD 1,153 09/18/19 28
Bank of Montreal GBP 494 USD 629 09/18/19 27
Bank of Montreal JPY 112,513 USD 1,045 09/18/19 7
Bank of Montreal SEK 1,013 USD 108 09/18/19 3
Bank of Montreal SGD 43 USD 32 09/18/19 —
Citigroup USD 380 JPY 41,012 08/22/19 (2)
Citigroup NOK 2,965 USD 347 08/22/19 12
Commonwealth Bank of Australia USD 577 NZD 858 08/22/19 (13)
Commonwealth Bank of Australia AUD 350 USD 243 09/18/19 4
Commonwealth Bank of Australia CAD 298 USD 225 09/18/19 (1)
Commonwealth Bank of Australia CHF 199 USD 202 09/18/19 1
Commonwealth Bank of Australia EUR 562 USD 633 08/22/19 9
Commonwealth Bank of Australia EUR 1,011 USD 1,153 09/18/19 29
Commonwealth Bank of Australia GBP 494 USD 632 09/18/19 30
Commonwealth Bank of Australia HKD 1,087 USD 139 09/18/19 —
Commonwealth Bank of Australia JPY 112,513 USD 1,044 09/18/19 6
Commonwealth Bank of Australia SEK 1,013 USD 108 09/18/19 3
Commonwealth Bank of Australia SGD 43 USD 32 09/18/19 —
Royal Bank of Canada USD 347 SEK 3,256 08/22/19 (10)
Royal Bank of Canada AUD 350 USD 244 09/18/19 4
Royal Bank of Canada CAD 298 USD 225 09/18/19 (1)
Royal Bank of Canada CHF 199 USD 202 09/18/19 1
Royal Bank of Canada EUR 1,011 USD 1,153 09/18/19 30
Royal Bank of Canada GBP 1,023 USD 1,273 08/22/19 27

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 5
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada GBP 494 USD 631 09/18/19 29
Royal Bank of Canada HKD 1,087 USD 139 09/18/19 —
Royal Bank of Canada JPY 112,513 USD 1,045 09/18/19 7
Royal Bank of Canada SEK 1,013 USD 108 09/18/19 3
Royal Bank of Canada SGD 43 USD 32 09/18/19 —
Standard Chartered HKD 1,087 USD 139 09/18/19 —
State Street CHF 909 USD 923 08/22/19 7
State Street CNY 13,090 USD 1,891 09/18/19 (5)
State Street KRW 1,132,010 USD 963 09/18/19 9
State Street TWD 30,050 USD 962 09/18/19 (5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
236
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 4,000 (1.000%)
(2)
06/20/24
126 (16) 110
CDX NA High Yield Index Cazenove
Sell
USD 6,930 5.000%
(2)
06/20/24
374 139 513
CMBX NA Index Bank of America
Purchase
USD 5,000 (1.000%)
(2)
06/20/24
(75) (48) (123)
Total Open Credit Indices Contracts (å) 425 75 500
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 195,945 $ — $ —
$ —
$ 195,945
Short-Term Investments — — —
530
530
Total Investments 195,945 — — 530 196,475
Other Financial Instruments
Assets
Futures Contracts 1 60 — — — 1 60
Foreign Currency Exchange Contracts — 28 1 — — 28 1
Credit Default Swap Contracts — 623 — — 623
Liabilities
Futures Contracts (161) — — — (161)
Foreign Currency Exchange Contracts — (4 5 ) — — (4 5 )
Credit Default Swap Contracts — (123) — — (123)
Total Other Financial Instruments
*
$ (1) $ 736 $ — $ — $ 73 5
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Conservative Strategy Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.6%
Alternative - 5.9%
Commodity Strategies Fund Class Y 1,985,667 10,285
Global Infrastructure Fund Class Y 518,235 5,727
Global Real Estate Securities Fund Class Y 132,703 4,569
20,581
Domestic Equities - 9.3%
Multifactor U.S. Equity Fund Class Y 422,327 5,482
Sustainable Equity Fund Class Y 3,798 202
U.S. Dynamic Equity Fund Class Y 107,612 774
U.S. Small Cap Equity Fund Class Y 943,364 26,225
32,683
Fixed Income - 48.3%
Investment Grade Bond Fund Class Y 1,938,001 42,268
Opportunistic Credit Fund Class Y 2,301,788 22,097
Strategic Bond Fund Class Y 6,946,479 76,272
Unconstrained Total Return Fund Class Y 2,852,338 28,438
169,075
International Equities - 18.8%
Emerging Markets Fund Class Y 1,172,058 21,601
Global Equity Fund Class Y 2,495,207 24,229
Multifactor International Equity Fund Class Y 2,151,920 19,905
65,735
Multi-Asset - 14.3%
Multi-Strategy Income Fund Class Y 5,029,784 50,097
Total Investments in Affiliated Funds
(cost $312,354) 338,171
Short-Term Investments - 0.2%
U.S. Cash Management Fund(@) 777,111 (∞)
777
Total Short-Term Investments
(cost $777) 777
Total Investments 96.8%
(identified cost $313,131) 338,948
Other Assets and Liabilities, Net - 3.2%
11,213
Net Assets - 100.0%
350,161

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Moderate Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 22 EUR 2,503 08/19
7
Australia 10 Year Government Bond Futures 19 AUD 2,759 09/19
39
CAC40 Euro Index Futures 148 EUR 8,167 08/19
(136)
Canada 10 Year Government Bond Futures 9 CAD 1,281 09/19
7
DAX Index Futures 21 EUR 6,397 09/19
(51)
Dow Jones U.S. Real Estate Index Futures 325 USD 11,434 09/19
21
Euro STOXX 50 Index Futures 136 EUR 4,708 09/19
152
FTSE 100 Index Futures 23 GBP 1,733 09/19
69
FTSE/MIB Index Futures 17 EUR 1,817 09/19
62
Hang Seng Index Futures 2 HKD 2,776 08/19
(9)
IBEX 35 Index Futures 23 EUR 2,065 08/19
(89)
MSCI EAFE Index Futures 69 USD 6,504 09/19
45
MSCI Emerging Markets Index Futures 150 USD 7,692 09/19
65
MSCI Singapore Index Futures 34 SGD 1,274 08/19
(12)
OMXS30 Index Futures 102 SEK 16,315 08/19
(32)
S&P 500 E-Mini Index Futures 67 USD 9,991 09/19
297
S&P/TSX 60 Index Futures 10 CAD 1,957 09/19
15
SPI 200 Index Futures 14 AUD 2,363 09/19
64
United States 10 Year Treasury Note Futures 30 USD 3,823 09/19
57
Short Positions
Euro-Bund Futures 15 EUR 2,626 09/19
(68)
Japan 10 Year Government Bond Futures 2 JPY 307,601 09/19
(6)
NASDAQ 100 E-Mini Index Futures 87 USD 13,688 09/19
(629)
Russell 1000 E-Mini Index Futures 5 USD 413 09/19
(14)
Russell 2000 E-Mini Index Futures 281 USD 22,153 09/19
(614)
S&P 400 E-Mini Index Futures 3 USD 590 09/19
(16)
S&P 500 E-Mini Index Futures 220 USD 32,805 09/19
(978)
S&P Financial Select Sector Index Futures 107 USD 9,314 09/19
(393)
TOPIX Index Futures 19 JPY 297,540 09/19
(18)
United States 5 Year Treasury Note Futures 121 USD 14,224 09/19
(108)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
(2,273)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 978 CAD 1,275 08/22/19 (12)
Bank of Montreal USD 199 AUD 286 09/18/19 (3)
Bank of Montreal USD 262 EUR 230 09/18/19 (7)
Bank of Montreal USD 222 MXN 4,315 09/18/19 2
Bank of Montreal CAD 7 USD 5 09/18/19 —
Bank of Montreal CHF 553 USD 561 09/18/19 2
Bank of Montreal GBP 1,081 USD 1,378 09/18/19 60
Bank of Montreal JPY 33,466 USD 311 09/18/19 2
Bank of Montreal SEK 1,384 USD 147 09/18/19 4
Bank of Montreal SGD 120 USD 88 09/18/19 1
Bank of Montreal ZAR 1,995 USD 133 09/18/19 (5)
Citigroup USD 646 JPY 69,811 08/22/19 (4)
Citigroup NOK 5,048 USD 590 08/22/19 20
Commonwealth Bank of Australia USD 982 NZD 1,461 08/22/19 (23)
Commonwealth Bank of Australia EUR 957 USD 1,077 08/22/19 16
Royal Bank of Canada USD 199 AUD 286 09/18/19 (3)
Royal Bank of Canada USD 262 EUR 230 09/18/19 (7)
Royal Bank of Canada USD 222 MXN 4,315 09/18/19 2
Royal Bank of Canada USD 591 SEK 5,543 08/22/19 (17)
Royal Bank of Canada CAD 7 USD 5 09/18/19 —
Royal Bank of Canada CHF 553 USD 561 09/18/19 3

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 9
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada GBP 1,742 USD 2,167 08/22/19 47
Royal Bank of Canada GBP 1,081 USD 1,381 09/18/19 63
Royal Bank of Canada HKD 4,063 USD 519 09/18/19 —
Royal Bank of Canada JPY 33,466 USD 311 09/18/19 2
Royal Bank of Canada SEK 1,384 USD 148 09/18/19 4
Royal Bank of Canada SGD 120 USD 88 09/18/19 1
Royal Bank of Canada ZAR 1,995 USD 133 09/18/19 (5)
Standard Chartered HKD 4,063 USD 519 09/18/19 —
State Street CHF 1,547 USD 1,571 08/22/19 12
State Street CNY 21,610 USD 3,121 09/18/19 (8)
State Street INR 27,980 USD 400 09/18/19 (3)
State Street KRW 6,606,860 USD 5,619 09/18/19 51
State Street RUB 83,270 USD 1,260 09/18/19 (39)
State Street TWD 125,440 USD 4,014 09/18/19 (22)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
134
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Russell 1000 Index Total Return Bank of America USD 4 , 138 3 Month LIBOR + 0.130%
(2)
12/20/19 — (62) (62)
Total Open Total Return Swap Contracts (å) — (62) (62)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 8,000 (1.000%)
(2)
06/20/24
251 (31) 220
CDX NA High Yield Index Bank of America
Sell
USD 7,000 5.000%
(2)
06/20/24
330 188 518
CDX NA High Yield Index JPMorgan Chase
Purchase
USD 10,663 (5.000%)
(2)
06/20/24
(625) (164) (789)
CMBX NA Index Bank of America
Purchase
USD 16,000 (1.000%)
(2)
06/20/24
(239) (154) (393)
Total Open Credit Indices Contracts (å) (283) (161) (444)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 338,171 $ — $ —
$ —
$ 338,171
Short-Term Investments — — —
777
777
Total Investments 338,171 — — 777 338,948

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Moderate Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 900 — — — 900
Foreign Currency Exchange Contracts — 292 — — 292
Credit Default Swap Contracts — 738 — — 738
Liabilities
Futures Contracts (3,173) — — — (3,173)
Foreign Currency Exchange Contracts — (158) — — (158)
Total Return Swap Contracts — (62) — — (62)
Credit Default Swap Contracts — (1,182) — — (1,182)
Total Other Financial Instruments
*
$ (2,273) $ (372) $ — $ — $ (2,645)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.6%
Alternative - 6.7%
Commodity Strategies Fund Class Y 9,213,869 47,728
Global Infrastructure Fund Class Y 2,487,595 27,488
Global Real Estate Securities Fund Class Y 690,107 23,760
98,976
Domestic Equities - 9.6%
Multifactor U.S. Equity Fund Class Y 1,636,252 21,239
Sustainable Equity Fund Class Y 522,075 27,774
U.S. Dynamic Equity Fund Class Y 1,496,052 10,757
U.S. Small Cap Equity Fund Class Y 2,956,932 82,202
141,972
Fixed Income - 33.5%
Opportunistic Credit Fund Class Y 6,050,175 58,082
Strategic Bond Fund Class Y 30,592,970 335,910
Unconstrained Total Return Fund Class Y 10,284,620 102,538
496,530
International Equities - 37.9%
Emerging Markets Fund Class Y 6,230,127 114,821
Global Equity Fund Class Y 27,224,670 264,352
Multifactor International Equity Fund Class Y 19,757,616 182,758
561,931
Multi-Asset - 7.9%
Multi-Strategy Income Fund Class Y 11,740,055 116,931
Total Investments in Affiliated Funds
(cost $1,298,175) 1,416,340
Short-Term Investments - 0.4%
U.S. Cash Management Fund (@) 6,30 4 ,3 03 (∞)
6,307
Total Short-Term Investments
(cost $6,305) 6,307
Total Investments 96.0%
(identified cost $1,304,480) 1,422,647
Other Assets and Liabilities, Net - 4.0%
59,911
Net Assets - 100.0%
1,482,558

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Balanced Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 111 EUR 12,628 08/19
37
Australia 10 Year Government Bond Futures 175 AUD 25,414 09/19
360
CAC40 Euro Index Futures 743 EUR 41,002 08/19
(682)
Canada 10 Year Government Bond Futures 80 CAD 11,385 09/19
60
DAX Index Futures 109 EUR 33,203 09/19
(264)
Dow Jones U.S. Real Estate Index Futures 1,061 USD 37,326 09/19
69
Euro STOXX 50 Index Futures 686 EUR 23,749 09/19
766
FTSE 100 Index Futures 84 GBP 6,330 09/19
253
FTSE/MIB Index Futures 85 EUR 9,087 09/19
311
IBEX 35 Index Futures 119 EUR 10,685 08/19
(461)
MSCI EAFE Index Futures 56 USD 5,279 09/19
37
MSCI Emerging Markets Index Futures 351 USD 17,999 09/19
153
OMXS30 Index Futures 515 SEK 82,374 08/19
(162)
United States 10 Year Treasury Note Futures 265 USD 33,767 09/19
516
Short Positions
Euro-Bund Futures 120 EUR 21,008 09/19
(541)
Hang Seng Index Futures 15 HKD 20,818 08/19
68
Japan 10 Year Government Bond Futures 20 JPY 3,076,001 09/19
(64)
MSCI Singapore Index Futures 20 SGD 749 08/19
8
NASDAQ 100 E-Mini Index Futures 532 USD 83,702 09/19
(3,850)
Russell 1000 E-Mini Index Futures 39 USD 3,224 09/19
(106)
S&P 400 E-Mini Index Futures 20 USD 3,936 09/19
(104)
S&P 500 E-Mini Index Futures 655 USD 97,671 09/19
(2,911)
S&P Financial Select Sector Index Futures 295 USD 25,680 09/19
(1,084)
S&P/TSX 60 Index Futures 29 CAD 5,675 09/19
(43)
SPI 200 Index Futures 94 AUD 15,867 09/19
(465)
TOPIX Index Futures 22 JPY 344,520 09/19
(20)
United States 5 Year Treasury Note Futures 572 USD 67,241 09/19
(512)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
(8,631)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 8,340 CAD 10,867 08/22/19
(103)
Bank of Montreal AUD 6,736 USD 4,687 09/18/19
73
Bank of Montreal CAD 2,821 USD 2,125 09/18/19
(14)
Bank of Montreal EUR 7,746 USD 8,828 09/18/19
221
Bank of Montreal GBP 4,221 USD 5,380 09/18/19
235
Bank of New York AUD 6,736 USD 4,689 09/18/19
75
Bank of New York CAD 2,821 USD 2,126 09/18/19
(13)
Bank of New York EUR 7,746 USD 8,825 09/18/19
218
Bank of New York GBP 4,221 USD 5,397 09/18/19
253
Citigroup USD 5,511 JPY 595,100 08/22/19
(33)
Citigroup NOK 43,030 USD 5,032 08/22/19
171
Commonwealth Bank of Australia USD 8,371 NZD 12,455 08/22/19
(189)
Commonwealth Bank of Australia AUD 6,736 USD 4,690 09/18/19
76
Commonwealth Bank of Australia CAD 2,821 USD 2,127 09/18/19
(13)
Commonwealth Bank of Australia EUR 8,161 USD 9,182 08/22/19
134
Commonwealth Bank of Australia EUR 7,746 USD 8,832 09/18/19
225
Commonwealth Bank of Australia GBP 4,221 USD 5,399 09/18/19
255
Royal Bank of Canada USD 5,042 SEK 47,252 08/22/19
(144)
Royal Bank of Canada AUD 6,736 USD 4,692 09/18/19
77

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 13
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 2,821 USD 2,127 09/18/19
(12)
Royal Bank of Canada EUR 7,746 USD 8,834 09/18/19
227
Royal Bank of Canada GBP 14,850 USD 18,473 08/22/19
396
Royal Bank of Canada GBP 4,221 USD 5,393 09/18/19
249
State Street USD 1,352 CHF 1,333 09/18/19
(6)
State Street USD 326 JPY 35,146 09/18/19
(2)
State Street USD 2,269 MXN 44,160 09/18/19
18
State Street USD 4,599 NOK 39,620 09/18/19
(119)
State Street AUD 6,736 USD 4,691 09/18/19
77
State Street BRL 40,640 USD 10,397 09/18/19
(214)
State Street CAD 2,821 USD 2,127 09/18/19
(12)
State Street CHF 13,189 USD 13,388 08/22/19
106
State Street CNY 131,070 USD 18,931 09/18/19
(45)
State Street EUR 7,746 USD 8,831 09/18/19
223
State Street GBP 4,221 USD 5,400 09/18/19
254
State Street HKD 50,266 USD 6,424 09/18/19
1
State Street INR 311,930 USD 4,457 09/18/19
(32)
State Street KRW 61,831,340 USD 52,590 09/18/19
474
State Street RUB 502,590 USD 7,608 09/18/19
(236)
State Street SEK 19,541 USD 2,084 09/18/19
55
State Street SGD 7,834 USD 5,746 09/18/19
41
State Street TRY 14,100 USD 2,302 09/18/19
(178)
State Street TWD 611,760 USD 19,575 09/18/19
(109)
State Street ZAR 37,840 USD 2,527 09/18/19
(96)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts ......................................................
2,564
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Russell 1000 Index Total Return Bank of America USD 2 5 , 859 3 Month LIBOR + 0.130%
(2)
12/20/19 — (386) (386)
Total Open Total Return Swap Contracts (å) — (386) (386)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Purchase
USD 25,700 (1.000%)
(2)
06/20/24
808 (100) 708
CDX NA High Yield Index Morgan Stanley
Purchase
USD 34,551 (5.000%)
(2)
06/20/24
(2,095) (462) (2,557)
CMBX NA Index Bank of America
Purchase
USD 40,500 (1.000%)
(2)
06/20/24
(606) (390) (996)
Total Open Credit Indices Contracts (å) (1,893) (952) (2,845)

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Balanced Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 1,416,340 $ — $ —
$ —
$ 1,416,340
Short-Term Investments — — —
6,307
6,307
Total Investments 1,416,340 — — 6,307 1,422,647
Other Financial Instruments
Assets
Futures Contracts 2,63 8 — — — 2,63 8
Foreign Currency Exchange Contracts — 4,13 4 — — 4,13 4
Credit Default Swap Contracts — 708 — — 708
Liabilities
Futures Contracts (11,26 9 ) — — — (11,26 9 )
Foreign Currency Exchange Contracts — (1,570) — — (1,570)
Total Return Swap Contracts — (386) — — (386)
Credit Default Swap Contracts — (3,553) — — (3,553)
Total Other Financial Instruments
*
$ (8,631) $ (667) $ — $ — $ (9,29 8 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 15
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.0%
Alternative - 7.5%
Commodity Strategies Fund Class Y 6,293,949 32,603
Global Infrastructure Fund Class Y 1,774,133 19,604
Global Real Estate Securities Fund Class Y 837,362 28,830
81,037
Domestic Equities - 28.6%
Multifactor U.S. Equity Fund Class Y 7,397,355 96,018
Sustainable Equity Fund Class Y 973,272 51,778
U.S. Dynamic Equity Fund Class Y 5,269,285 37,886
U.S. Small Cap Equity Fund Class Y 4,468,572 124,226
309,908
Fixed Income - 17.5%
Opportunistic Credit Fund Class Y 1,338,042 12,845
Strategic Bond Fund Class Y 4,937,315 54,212
Unconstrained Total Return Fund Class Y 12,359,186 123,221
190,278
International Equities - 42.4%
Emerging Markets Fund Class Y 4,652,769 85,751
Global Equity Fund Class Y 19,595,900 190,276
Multifactor International Equity Fund Class Y 19,948,057 184,520
460,547
Total Investments in Affiliated Funds
(cost $965,683) 1,041,770
Short-Term Investments - 0.4%
U.S. Cash Management Fund(@) 4,355,298 (∞)
4,357
Total Short-Term Investments
(cost $4,356) 4,357
Total Investments 96.4%
(identified cost $970,039) 1,046,127
Other Assets and Liabilities, Net - 3.6%
39,417
Net Assets - 100.0%
1,085,544

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 84 EUR 9,556 08/19
28
Australia 10 Year Government Bond Futures 128 AUD 18,588 09/19
263
CAC40 Euro Index Futures 558 EUR 30,793 08/19
(512)
Canada 10 Year Government Bond Futures 58 CAD 8,254 09/19
43
DAX Index Futures 82 EUR 24,978 09/19
(199)
Dow Jones U.S. Real Estate Index Futures 586 USD 20,615 09/19
38
Euro STOXX 50 Index Futures 514 EUR 17,795 09/19
574
FTSE 100 Index Futures 109 GBP 8,214 09/19
328
FTSE/MIB Index Futures 65 EUR 6,949 09/19
238
IBEX 35 Index Futures 90 EUR 8,081 08/19
(348)
MSCI EAFE Index Futures 145 USD 13,668 09/19
95
MSCI Emerging Markets Index Futures 588 USD 30,153 09/19
255
OMXS30 Index Futures 388 SEK 62,061 08/19
(122)
United States 2 Year Treasury Note Futures 1,517 USD 325,255 09/19
810
United States 10 Year Treasury Note Futures 193 USD 24,592 09/19
375
Short Positions
Euro-Bund Futures 85 EUR 14,881 09/19
(383)
Hang Seng Index Futures 15 HKD 20,818 08/19
68
Japan 10 Year Government Bond Futures 15 JPY 2,307,000 09/19
(48)
MSCI Singapore Index Futures 64 SGD 2,398 08/19
25
NASDAQ 100 E-Mini Index Futures 368 USD 57,899 09/19
(2,663)
Russell 1000 E-Mini Index Futures 54 USD 4,464 09/19
(147)
Russell 2000 E-Mini Index Futures 410 USD 32,322 09/19
(897)
S&P 400 E-Mini Index Futures 30 USD 5,904 09/19
(156)
S&P 500 E-Mini Index Futures 979 USD 145,984 09/19
(4,351)
S&P Financial Select Sector Index Futures 95 USD 8,270 09/19
(349)
S&P/TSX 60 Index Futures 5 CAD 979 09/19
(7)
SPI 200 Index Futures 1 AUD 169 09/19
(5)
TOPIX Index Futures 63 JPY 986,579 09/19
(58)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
(7,105)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,779 CAD 7,530 08/22/19 (71)
Bank of Montreal AUD 4,555 USD 3,170 09/18/19 49
Bank of Montreal CAD 2,732 USD 2,058 09/18/19 (14)
Bank of Montreal CHF 1,415 USD 1,435 09/18/19 6
Bank of Montreal EUR 7,569 USD 8,626 09/18/19 215
Bank of Montreal GBP 5,254 USD 6,696 09/18/19 294
Bank of New York AUD 4,555 USD 3,171 09/18/19 50
Bank of New York CAD 2,732 USD 2,059 09/18/19 (13)
Bank of New York CHF 1,415 USD 1,433 09/18/19 5
Bank of New York EUR 7,569 USD 8,624 09/18/19 213
Bank of New York GBP 5,254 USD 6,718 09/18/19 315
Citigroup USD 3,819 JPY 412,381 08/22/19 (23)
Citigroup NOK 29,818 USD 3,487 08/22/19 119
Commonwealth Bank of Australia USD 5,801 NZD 8,631 08/22/19 (131)
Commonwealth Bank of Australia AUD 4,555 USD 3,172 09/18/19 51
Commonwealth Bank of Australia CAD 2,732 USD 2,060 09/18/19 (12)
Commonwealth Bank of Australia CHF 1,415 USD 1,434 09/18/19 6
Commonwealth Bank of Australia EUR 5,655 USD 6,363 08/22/19 93
Commonwealth Bank of Australia EUR 7,569 USD 8,631 09/18/19 220
Commonwealth Bank of Australia GBP 5,254 USD 6,721 09/18/19 316
Royal Bank of Canada USD 3,494 SEK 32,744 08/22/19 (99)
Royal Bank of Canada AUD 4,555 USD 3,173 09/18/19 52

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 17
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 2,732 USD 2,060 09/18/19 (11)
Royal Bank of Canada CHF 1,415 USD 1,435 09/18/19 7
Royal Bank of Canada EUR 7,569 USD 8,632 09/18/19 222
Royal Bank of Canada GBP 10,290 USD 12,801 08/22/19 275
Royal Bank of Canada GBP 5,254 USD 6,713 09/18/19 309
State Street AUD 4,555 USD 3,172 09/18/19 52
State Street CAD 2,732 USD 2,060 09/18/19 (12)
State Street CHF 9,140 USD 9,277 08/22/19 73
State Street CHF 1,415 USD 1,435 09/18/19 6
State Street CNY 85,360 USD 12,329 09/18/19 (30)
State Street EUR 7,569 USD 8,629 09/18/19 218
State Street GBP 5,254 USD 6,722 09/18/19 319
State Street HKD 24,776 USD 3,167 09/18/19 —
State Street JPY 485,836 USD 4,511 09/18/19 30
State Street KRW 40,818,570 USD 34,718 09/18/19 314
State Street MXN 7,760 USD 399 09/18/19 (3)
State Street RUB 303,330 USD 4,591 09/18/19 (142)
State Street SEK 12,251 USD 1,307 09/18/19 34
State Street SGD 1,346 USD 987 09/18/19 7
State Street TWD 501,900 USD 16,060 09/18/19 (89)
State Street ZAR 8,880 USD 593 09/18/19 (23)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
3,197
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Russell 1000 Index Total Return Bank of America USD 24,824 3 Month LIBOR + 0.130%
(2)
12/20/19 — (371) (371)
Total Open Total Return Swap Contracts (å) — (371) (371)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index JPMorgan Chase
Purchase
USD 60,291 (5.000%)
(2)
06/20/24
(3,498) (963) (4,461)
CMBX NA Index Bank of America
Purchase
USD 10,600 (1.000%)
(2)
06/20/24
(159) (102) (261)
Total Open Credit Indices Contracts (å) (3,657) (1,065) (4,722)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 1,041,770 $ — $ —
$ —
$ 1,041,770
Short-Term Investments — — —
4,357
4,357

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 1,041,770 — — 4,357 1,046,127
Other Financial Instruments
Assets
Futures Contracts 3,140 — — — 3,140
Foreign Currency Exchange Contracts — 3,870 — — 3,870
Liabilities
Futures Contracts (10,24 5 ) — — — (10,24 5 )
Foreign Currency Exchange Contracts — (673) — — (673)
Total Return Swap Contracts — (371) — — (371)
Credit Default Swap Contracts — (4,722) — — (4,722)
Total Other Financial Instruments
*
$ (7,105) $ (1,896) $ — $ — $ (9,001)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 19
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 97.1%
Alternative - 6.4%
Commodity Strategies Fund Class Y 2,904,532 15,045
Global Infrastructure Fund Class Y 961,707 10,627
Global Real Estate Securities Fund Class Y 192,247 6,619
32,291
Domestic Equities - 32.8%
Multifactor U.S. Equity Fund Class Y 2,229,018 28,933
Sustainable Equity Fund Class Y 678,736 36,109
U.S. Dynamic Equity Fund Class Y 3,715,251 26,713
U.S. Small Cap Equity Fund Class Y 2,638,770 73,357
165,112
Fixed Income - 8.5%
Opportunistic Credit Fund Class Y 425,654 4,086
Unconstrained Total Return Fund Class Y 3,863,610 38,520
42,606
International Equities - 49.4%
Emerging Markets Fund Class Y 2,932,582 54,047
Global Equity Fund Class Y 10,861,673 105,468
Multifactor International Equity Fund Class Y 9,613,550 88,926
248,441
Total Investments in Affiliated Funds
(cost $494,166) 488,450
Short-Term Investments - 0.6%
U.S. Cash Management Fund (@) 2,804,957 (∞)
2,806
Total Short-Term Investments
(cost $2,805) 2,806
Total Investments 97.7%
(identified cost $496,971) 491,256
Other Assets and Liabilities, Net - 2.3%
11,799
Net Assets - 100.0%
503,055

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Equity Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 42 EUR 4,778 08/19
14
Australia 10 Year Government Bond Futures 87 AUD 12,634 09/19
179
CAC40 Euro Index Futures 284 EUR 15,673 08/19
(261)
Canada 10 Year Government Bond Futures 40 CAD 5,692 09/19
30
DAX Index Futures 41 EUR 12,489 09/19
(99)
Dow Jones U.S. Real Estate Index Futures 541 USD 19,032 09/19
35
Euro STOXX 50 Index Futures 262 EUR 9,070 09/19
292
FTSE 100 Index Futures 58 GBP 4,371 09/19
174
FTSE/MIB Index Futures 32 EUR 3,421 09/19
117
IBEX 35 Index Futures 45 EUR 4,041 08/19
(174)
MSCI EAFE Index Futures 91 USD 8,578 09/19
60
OMXS30 Index Futures 196 SEK 31,350 08/19
(62)
Russell 1000 E-Mini Index Futures 12 USD 992 09/19
33
S&P 400 E-Mini Index Futures 6 USD 1,181 09/19
31
SPI 200 Index Futures 12 AUD 2,026 09/19
55
United States 10 Year Treasury Note Futures 131 USD 16,692 09/19
253
Short Positions
Euro-Bund Futures 59 EUR 10,329 09/19
(266)
Hang Seng Index Futures 7 HKD 9,715 08/19
31
Japan 10 Year Government Bond Futures 10 JPY 1,538,001 09/19
(32)
MSCI Emerging Markets Index Futures 54 USD 2,769 09/19
(26)
MSCI Singapore Index Futures 13 SGD 487 08/19
5
NASDAQ 100 E-Mini Index Futures 174 USD 27,376 09/19
(1,259)
Russell 2000 E-Mini Index Futures 295 USD 23,256 09/19
(645)
S&P 500 E-Mini Index Futures 314 USD 46,822 09/19
(1,395)
S&P Financial Select Sector Index Futures 95 USD 8,270 09/19
(349)
S&P/TSX 60 Index Futures 4 CAD 783 09/19
(6)
TOPIX Index Futures 21 JPY 328,859 09/19
(19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
(3,284)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,248 CAD 5,536 08/22/19 (53)
Bank of Montreal USD 662 JPY 71,246 09/18/19 (4)
Bank of Montreal AUD 2,113 USD 1,471 09/18/19 23
Bank of Montreal CHF 1,088 USD 1,103 09/18/19 5
Bank of Montreal EUR 3,178 USD 3,621 09/18/19 89
Bank of Montreal GBP 1,428 USD 1,820 09/18/19 80
Bank of New York USD 661 JPY 71,246 09/18/19 (4)
Bank of New York AUD 2,113 USD 1,471 09/18/19 23
Bank of New York CHF 1,088 USD 1,102 09/18/19 4
Bank of New York EUR 3,178 USD 3,620 09/18/19 89
Bank of New York GBP 1,428 USD 1,826 09/18/19 86
Brown Brothers Harriman USD 662 JPY 71,246 09/18/19 (4)
Brown Brothers Harriman AUD 2,113 USD 1,472 09/18/19 24
Brown Brothers Harriman CHF 1,088 USD 1,103 09/18/19 4
Brown Brothers Harriman EUR 3,178 USD 3,621 09/18/19 90
Brown Brothers Harriman GBP 1,428 USD 1,827 09/18/19 86
Citigroup USD 2,807 JPY 303,151 08/22/19 (17)
Citigroup NOK 21,920 USD 2,563 08/22/19 87
Commonwealth Bank of Australia USD 4,264 NZD 6,345 08/22/19 (96)
Commonwealth Bank of Australia EUR 4,157 USD 4,677 08/22/19 68
Royal Bank of Canada USD 662 JPY 71,246 09/18/19 (5)
Royal Bank of Canada USD 2,568 SEK 24,071 08/22/19 (73)
Royal Bank of Canada AUD 2,113 USD 1,472 09/18/19 24

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 21
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CHF 1,088 USD 1,104 09/18/19 5
Royal Bank of Canada EUR 3,178 USD 3,624 09/18/19 94
Royal Bank of Canada GBP 7,565 USD 9,410 08/22/19 203
Royal Bank of Canada GBP 1,428 USD 1,825 09/18/19 84
State Street USD 354 CAD 469 09/18/19 2
State Street USD 662 JPY 71,246 09/18/19 (4)
State Street USD 145 MXN 2,820 09/18/19 1
State Street USD 262 ZAR 3,920 09/18/19 10
State Street AUD 2,113 USD 1,472 09/18/19 24
State Street BRL 13,060 USD 3,341 09/18/19 (69)
State Street CHF 6,719 USD 6,820 08/22/19 54
State Street CHF 1,088 USD 1,103 09/18/19 5
State Street CNY 69,150 USD 9,988 09/18/19 (24)
State Street EUR 3,178 USD 3,623 09/18/19 92
State Street GBP 1,428 USD 1,827 09/18/19 86
State Street HKD 13,193 USD 1,686 09/18/19 —
State Street INR 80,120 USD 1,145 09/18/19 (8)
State Street KRW 20,842,990 USD 17,728 09/18/19 161
State Street RUB 192,690 USD 2,917 09/18/19 (90)
State Street SEK 4,647 USD 496 09/18/19 13
State Street SGD 693 USD 508 09/18/19 4
State Street TWD 295,740 USD 9,463 09/18/19 (53)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1,116
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Russell 1000 Index Total Return Bank of America USD 1 1 , 378 3 Month LIBOR
(2)
12/20/19 — (170) (170)
Total Open Total Return Swap Contracts (å) — (170) (170)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley
Purchase
USD 18,810 (5.000%)
(2)
06/20/24
(1,127) (265) (1,392)
CMBX NA Index Bank of America
Sell
USD 1,000 1.000%
(2)
06/20/24
(30) 3 (27)
Total Open Credit Indices Contracts (å) (1,157) (262) (1,419)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 488,450 $ — $ —
$ —
$ 488,450

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — July 31, 2019 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Equity Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — — —
2,806
2,806
Total Investments 488,450 — — 2,806 491,256
Other Financial Instruments
Assets
Futures Contracts 1, 309 — — — 1, 309
Foreign Currency Exchange Contracts — 1,620 — — 1,620
Liabilities
Futures Contracts (4, 593 ) — — — (4, 593 )
Foreign Currency Exchange Contracts — (504) — — (504)
Total Return Swap Contracts — (170) — — (170)
Credit Default Swap Contracts — (1,419) — — (1,419)
Total Other Financial Instruments
*
$ (3,284) $ (473) $ — $ — $ (3,757)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2019, see note 2 in the Notes to Quarerly
Report.

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — July 31, 2019 (Unaudited)
Notes to Schedules of Investments 23
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1) Monthly payment frequency.
(2) Quarterly payment frequency.
(3) Semi-annual payment frequency.
(4) Annual payment frequency.
(5) Payment at termination.
LIBOR - London Interbank Offered Rate
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real INR - Indian rupee SEK - Swedish krona
CAD - Canadian dollar JPY - Japanese yen SGD - Singapore dollar
CHF - Swiss franc KRW - South Korean won TRY - Turkish lira
CNY - Chinese renminbi yuan MXN - Mexican peso TWD - Taiwanese dollar
EUR - Euro NOK - Norwegian krone USD - United States dollar
GBP - British pound sterling NZD - New Zealand dollar ZAR - South African rand

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — July 31, 2019 (Unaudited)
24 Notes to Quarterly Report
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 5 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third
Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired exposures for the Funds. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as
"equitization").
The following table shows each Fund's approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2019. As of July 31, 2019, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration
Bond, and Multifactor Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy
Income and Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the
Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
The following table shows the Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective March 1, 2019.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation* Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 8% 29.5% 51% 70% 85%
Fixed Income 63% 53% 38% 22% 7%
Multi-Asset 23% 10% 4% 0% 0%
Alternative# 6% 7.5% 7% 8% 8%

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 25
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
26 Notes to Quarterly Report
companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended July 31, 2019, there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 27
this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In addition, proposed regulatory changes by the Securities and Exchange Commission ("SEC") relating to a mutual fund's use of derivatives could potentially limit or impact the Funds' ability to invest in derivatives and adversely affect the value or performance of the Funds or their derivative investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended July 31, 2019, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
28 Notes to Quarterly Report
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
As of July 31, 2019, the Funds had cash collateral balances in connection with forward contracts purchased/sold as follows:
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
Conservative Strategy Fund $ 20,744,499 $ 20,862,859 $ 20,167,092
Moderate Strategy Fund 32,273,752 32,285,119 30,599,518
Balanced Strategy Fund 333,677,141 332,919,422 319,130,269
Growth Strategy Fund 248,219,727 249,285,643 239,181,077
Equity Growth Strategy Fund 126,221,748 128,398,214 128,539,167
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
Conservative Strategy Fund $ 20,897,570 $ 20,679,976 $ 19,903,144
Moderate Strategy Fund 32,359,830 32,007,375 30,484,658
Balanced Strategy Fund 335,423,778 329,925,708 316,639,397
Growth Strategy Fund 249,300,761 246,808,527 235,808,391
Equity Growth Strategy Fund 126,659,878 127,264,366 127,412,179
Cash Collateral for Forwards
Balanced Strategy Fund $ 2,140,000
Growth Strategy Fund 660,000
Equity Growth Strategy Fund 270,000

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 29
market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended July 31, 2019, the Funds purchased or sold options primarily for the strategies listed below:
The Funds' options contracts notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
As of July 31, 2019, the Funds had no cash collateral balances in connection with options contracts.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended July 31, 2019, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019
Conservative Strategy Fund $ 54,369,566 $ 93,498 $ —
Moderate Strategy Fund 94,710,564 171,413 —
Balanced Strategy Fund 401,291,888 1,495,964 —
Growth Strategy Fund 283,978,474 1,090,807 —
Equity Growth Strategy Fund 126,302,612 483,072 —
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds January 31, 2019 April 30, 2019 July 31, 2019
Conservative Strategy Fund $ 28,737,686 $ 12,904,188 $ 12,892,965
Moderate Strategy Fund 214,768,521 181,302,155 180,538,620

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
30 Notes to Quarterly Report
As of July 31, 2019, the Funds had no cash collateral balances in connection with futures contracts.
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of July 31, 2019, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive
Notional of Futures Contracts Outstanding
Balanced Strategy Fund 752,842,078 671,307,454 635,410,394
Growth Strategy Fund 735,362,422 893,345,740 865,168,876
Equity Growth Strategy Fund 306,067,895 267,494,234 263,416,099
Cash Collateral for Swaps Due to Broker
Conservative Strategy Fund $
—
$ 214,364
Moderate Strategy Fund 887,319
—
Balanced Strategy Fund 5,615,366
—
Growth Strategy Fund 7,256,158
—
Equity Growth Strategy Fund 2,466,826
—

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 31
the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2019, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the

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Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
32 Notes to Quarterly Report
agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended July 31, 2019, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended July 31, 2019, the Funds entered into total return swaps primarily for the strategies listed below:
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
Conservative Strategy Fund $ 9,960,000 $ 14,000,000 $ 15,930,000
Moderate Strategy Fund 29,586,000 34,700,000 41,663,000
Balanced Strategy Fund 96,678,000 101,100,000 100,751,000
Growth Strategy Fund 39,962,000 71,500,000 70,891,000
Equity Growth Strategy Fund 5,900,000 20,000,000 19,810,000
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
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Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
Notes to Quarterly Report 33
The Funds’ total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2019 April 30, 2019 July 31, 2019
Moderate Strategy Fund $ 42,662,149 $ 4,151,934 $ 4,137,909
Balanced Strategy Fund 284,873,962 25,946,801 25,859,157
Growth Strategy Fund 229,746,981 24,908,261 24,824,124
Equity Growth Strategy Fund 73,951,004 11,416,147 11,377,585

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Funds
Notes to Quarterly Report, continued — July 31, 2019 (Unaudited)
34 Notes to Quarterly Report
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2019, the Funds had invested
$14,777,133 in the U.S. Cash Management Fund.
Federal Income Taxes
At July 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure.
Conservative Strategy Fund Moderate Strategy Fund
Cost of Investments $ 189,453,911 $ 319,188,314
Unrealized Appreciation $ 8,448,178 $ 21,068,578
Unrealized Depreciation (692,225) (3,954,304)
Net Unrealized Appreciation (Depreciation) $ 7,755,953 $ 17,114,274
Balanced Strategy Fund Growth Strategy Fund
Cost of Investments $ 1,324,817,990 $ 976,651,609
Unrealized Appreciation $ 121,316,971 $ 106,858,527
Unrealized Depreciation (32,785,217) (46,384,410)
Net Unrealized Appreciation (Depreciation) $ 88,531,754 $ 60,474,117
Equity Growth Strategy Fund
Cost of Investments $ 497,397,802
Unrealized Appreciation $ 29,325,759
Unrealized Depreciation (39,225,774)
Net Unrealized Appreciation (Depreciation) $ (9,900,015)

Russell Investment Company
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https://russellinvestments.com